STOCKHOLDERS' EQUITY (Details 2) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Shares Under Company Option
Balance Beginning	10,590,161
Granted	2,296,750
Exercised	1,931,788
Expired	0
Cancelled	(26,428)
Balance ending	10,928,695
Vested and exercisable	7,528,886
Weighted Average Exercise Price
Balance Beginning	0.16
Granted	2.56
Exercised	0.13
Cancelled	0.24
Balance ending	0.68
Vested and exercisable	0.22
Weighted Average Remaining Contractual Life in Years
Balance Beginning	7 years 7 months 6 days
Granted	9 years 7 months 6 days
Balance ending	7 years 3 months 18 days
Vested and exercisable	6 years 8 months 12 days
Aggregated Intrinstic Value
Balance Beginning	14,067,649
Granted	2,039,838
Balance ending	30,261,370
Vested and exercisable	24,349,605